Derivative Instruments and Hedging Activities - Effect of Gain (Loss) on Derivatives Not Designated as Hedging Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivatives, Fair Value [Line Items]
Realized and unrealized gains (losses) on non-designated derivative instruments (note 15)	$ 467	$ (2,523)	$ (358)
Realized Gain (Loss) on Derivative Instruments
Derivatives, Fair Value [Line Items]
Realized and unrealized gains (losses) on non-designated derivative instruments (note 15)	(1,878)	(1,720)	(22,281)
Unrealized Gain (Loss) on Derivative Instruments
Derivatives, Fair Value [Line Items]
Realized and unrealized gains (losses) on non-designated derivative instruments (note 15)	2,345	(803)	21,923
Interest Rate Swap Agreements | Realized Gain (Loss) on Derivative Instruments
Derivatives, Fair Value [Line Items]
Realized and unrealized gains (losses) on non-designated derivative instruments (note 15)	(1,275)	(857)	1,788
Interest Rate Swap Agreements | Unrealized Gain (Loss) on Derivative Instruments
Derivatives, Fair Value [Line Items]
Realized and unrealized gains (losses) on non-designated derivative instruments (note 15)	2,407	(889)	(4,988)
Foreign currency forward contracts | Realized Gain (Loss) on Derivative Instruments
Derivatives, Fair Value [Line Items]
Realized and unrealized gains (losses) on non-designated derivative instruments (note 15)	(31)	379	0
Foreign currency forward contracts | Unrealized Gain (Loss) on Derivative Instruments
Derivatives, Fair Value [Line Items]
Realized and unrealized gains (losses) on non-designated derivative instruments (note 15)	(58)	0	0
Stock Purchase Warrants | Realized Gain (Loss) on Derivative Instruments
Derivatives, Fair Value [Line Items]
Realized and unrealized gains (losses) on non-designated derivative instruments (note 15)	0	0	(25,559)
Stock Purchase Warrants | Unrealized Gain (Loss) on Derivative Instruments
Derivatives, Fair Value [Line Items]
Realized and unrealized gains (losses) on non-designated derivative instruments (note 15)	0	0	26,900
Forward freight agreements | Realized Gain (Loss) on Derivative Instruments
Derivatives, Fair Value [Line Items]
Realized and unrealized gains (losses) on non-designated derivative instruments (note 15)	(572)	(1,242)	1,490
Forward freight agreements | Unrealized Gain (Loss) on Derivative Instruments
Derivatives, Fair Value [Line Items]
Realized and unrealized gains (losses) on non-designated derivative instruments (note 15)	(4)	86	(29)
Time-charter swap | Unrealized Gain (Loss) on Derivative Instruments
Derivatives, Fair Value [Line Items]
Realized and unrealized gains (losses) on non-designated derivative instruments (note 15)	$ 0	$ 0	$ 40